Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)		Mar. 31, 2025	Sep. 30, 2024
Accounts receivable, net of allowance for credit losses (in Dollars)		$ 530,999	$ 82,032
Preference share, per value (in Dollars per share)	[1]	$ 0.001	$ 0.001
Preference share, shares authorized	[1]	100,000	100,000
Preference share, issued	[1]	0	0
Preference share, outstanding	[1]	0	0
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.001	$ 0.001
Ordinary shares, shares authorized	[1]	499,100,000	499,100,000
Ordinary shares, shares issued	[1]	2,847,127	1,571,835
Ordinary shares, shares outstanding	[1]	2,847,127	1,571,835
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.001	$ 0.001
Ordinary shares, shares authorized	[1]	800,000	800,000
Ordinary shares, shares issued	[1]	0	200,000
Ordinary shares, shares outstanding	[1]	0	200,000

[1]	The financial statements give retroactive effect to the December 31, 2024 one-for-ten reverse share split.